Components of Net Deferred Tax Assets and Liabilities (Detail) - Predecessor - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Share-based compensation		$ 1,052
Accrued bonuses	$ 171	1,165
Start-up costs	123	141
Deferred revenue	0	0
Loss carry-forwards	7,161	363
Other	90	6
Total deferred tax assets	7,545	2,727
Valuation allowance	(7,161)	(341)
Net deferred tax assets	384	2,386
Deferred tax liabilities:
Property and equipment	(2,868)	(2,749)
Total deferred tax liabilities	(2,868)	(2,749)
Net deferred tax liability	$ (2,484)	$ (363)